Share-based payments - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2024 shares Warrants $ / shares	Dec. 31, 2023 Warrants shares $ / shares	Dec. 31, 2022 shares Warrants $ / shares
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 9.87	$ 10.07	$ 10.57
SARs forfeited	11.25	9.7	10.63
SARs exercised	9.92	9.96	10.4
SARs expired	9.91	10.85	10.22
Weighted average exercise price, Outstanding at December 31,	9.94	9.87	10.07
SARs exercisable	$ 10.03	$ 10.06	$ 10.33
Number of share options, outstanding at January 1, | Warrants	7,757,974	6,129,160	3,725,619
SARs forfeited | Warrants	202,520	326,895	182,832
SARs exercised | Warrants	91,844	12,832	16,312
SARs expired | Warrants	65,686	36,297	17,035
Number of share options, outstanding at December 31, | Warrants	10,089,474	7,757,974	6,129,160
SARs exercisable | Warrants	4,811,500	3,048,090	1,438,413
Weighted average remaining contract life (years)	7 years 4 months 28 days	8 years 4 months 28 days	8 years 10 months 13 days
Additional Grants Under 2020 and 2022 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted	$ 10.24	$ 9.28	$ 9.39
SARs granted | Warrants	2,691,550	2,004,838	2,619,720
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 10.08	$ 10.08	$ 10.08
SARs forfeited	10	10	10
Weighted average exercise price, Outstanding at December 31,	10.09	10.08	10.08
SARs exercisable	$ 0	$ 0	$ 0
Number of share options, outstanding at January 1, | shares	3,642,000	3,666,000	3,696,000
SARs forfeited | shares	12,000	24,000	30,000
Number of share options, outstanding at December 31, | shares	3,680,000	3,642,000	3,666,000
SARs exercisable | shares	0	0	0
Weighted average remaining contract life (years)	5 years 7 months 6 days	6 years 6 months 18 days	7 years 6 months 18 days
Performance Based Options [Member] | Granted On February 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted	$ 11.15	$ 0	$ 0
SARs granted | shares	50,000	0	0
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 10	$ 10	$ 10
SARs exercised	10	10	10
SARs expired	10	10	10
Weighted average exercise price, Outstanding at December 31,	10	10	10
SARs exercisable	$ 10	$ 10	$ 10
Number of share options, outstanding at January 1, | Warrants	1,342,648	1,348,004	1,406,468
SARs exercised | Warrants	25,938	720	11,910
SARs expired | Warrants	912	4,636	46,554
Number of share options, outstanding at December 31, | Warrants	1,315,798	1,342,648	1,348,004
SARs exercisable | Warrants	1,315,798	1,342,648	1,348,004
Weighted average remaining contract life (years)	5 years 6 months	6 years 6 months	7 years 6 months
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 2.81	$ 2.74	$ 2.64
SARs forfeited		1.14	1.36
SARs exercised	1.22	1.24	1.24
SARs expired	1.24	0.85	1.35
Weighted average exercise price, Outstanding at December 31,	2.9	2.81	2.74
SARs exercisable	$ 2.9	$ 2.81	$ 2.75
Number of share options, outstanding at January 1, | Warrants	503,310	525,181	566,311
SARs forfeited | Warrants		909	12,328
SARs exercised | Warrants	23,207	20,951	20,337
SARs expired | Warrants	2,261	11	8,465
Number of share options, outstanding at December 31, | Warrants	477,842	503,310	525,181
SARs exercisable | Warrants	477,842	503,310	392,258
Weighted average remaining contract life (years)	3 years	4 years 3 days	5 years 3 days